Exchangeable Securities	12 Months Ended
Dec. 31, 2021
Exchangeable Securities [Abstract]
Exchangeable Securities	Exchangeable Securities
On March 22, 2019, the Company entered into an Investment Agreement whereby Brookfield Renewable Partners or its affiliates (collectively "Brookfield") agreed to invest $750 million in TransAlta through the purchase of exchangeable securities, which are exchangeable into an equity ownership interest in TransAlta’s Alberta Hydro Assets in the future at a value based on a multiple of the Alberta Hydro Assets’ future-adjusted EBITDA ("Option to Exchange").

Upon entering into the Investment Agreement and as required under the terms of the agreement, the Company paid Brookfield a $7.5 million structuring fee. A commitment fee of $15 million was also paid upon completion of the initial funding. These transaction costs, representing three per cent of the total investment of $750 million, have been recognized as part of the carrying value of the unsecured subordinated debentures.

On May 1, 2019, Brookfield invested the initial tranche of $350 million in exchange for seven per cent unsecured subordinated debentures due May 1, 2039. On Oct. 30, 2020, Brookfield invested the second tranche of $400 million in exchange for redeemable, retractable first preferred shares.

A. $750 million Exchangeable Securities

As at	Dec. 31, 2021			Dec. 31, 2020
	Carrying value	Face value	Interest	Carrying value	Face value	Interest
Exchangeable debentures – due May 1, 2039	335	350	7%	330	350	7%
Exchangeable preferred shares(1)	400	400	7%	400	400	7%
Total long-term debt	735	750		730	750
(1) Exchangeable preferred share dividends are reported as interest expense.

On Dec. 13, 2021, the Company declared a dividend of $7 million in aggregate for Exchangeable Preferred Shares at the fixed rate of 1.764 per cent, per share payable on Feb. 28, 2022. The Exchangeable Preferred Shares are considered debt for accounting purposes, and as such, dividends are reported as interest expense (Note 11).

B. Option to Exchange

As at	Dec. 31, 2021		Dec. 31, 2020
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Option to exchange – embedded derivative	—	+nil -32	—	+nil -33

The Investment Agreement allows Brookfield the option, after Dec. 31, 2024, to exchange all of the outstanding exchangeable securities into an equity ownership interest of up to a maximum 49 per cent in an entity that has been formed to hold TransAlta’s Alberta Hydro Assets. The fair value of the option to exchange is considered a Level III fair value measurement as there is no available market-observable data. It is therefore valued using a mark-to-forecast model with inputs that are based on historical data and changes in underlying discount rates only when it represents a long-term change in the value of the option to exchange.

Sensitivity ranges for the base fair value are determined using reasonably possible alternative assumptions for key unobservable inputs, which is mainly the change in the implied discount rate of the future cash flow. The sensitivity analysis has been prepared using the Company’s assessment that a change in the implied discount rate of the future cash flow of 1 per cent is a reasonably possible change.

The maximum equity interest Brookfield can own with respect to the Hydro Assets is 49 per cent. If Brookfield’s ownership interest is less than 49 per cent at conversion, Brookfield has a one-time option payable in cash to increase its ownership to up to 49 per cent, exercisable up until Dec. 31, 2028, and provided Brookfield holds at least 8.5 per cent of TransAlta’s common shares. Under this top-up option, Brookfield will be able to acquire an additional 10 per cent interest in the entity holding the Hydro Assets, provided the 20-day volume-weighted average price (“VWAP”) of TransAlta’s common shares is not less than $14 per share prior to the exercise of the option, and up to the full 49 per cent if the 20-day VWAP of TransAlta’s common shares at that time is not less than $17 per share. To the extent the value of the investment would exceed a 49 per cent equity interest, Brookfield will be entitled to receive the balance of the redemption price in cash.
Under the terms of the Investment Agreement, Brookfield committed to purchase TransAlta common shares on the open market to increase its share ownership in TransAlta to not less than nine per cent by May 1, 2021. As of Dec. 31, 2021, Brookfield, through its affiliates, held, owned or had control over an aggregate of 35,425,696 common shares, representing approximately 13.1 per cent of the issued and outstanding common shares, calculated on an undiluted basis. In connection with the Investment Agreement, Brookfield is entitled to nominate two directors for election to the Board.